BASIS OF PRESENTATION (Details)	3 Months Ended
Mar. 31, 2022
Compania Minera Mexicana de Avino, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Jurisdiction	Mexico
Nature Of Operations	Mining and exploration
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Subsidiary	Oniva Silver and Gold Mines S.A. de C.V.
Jurisdiction	Mexico
Nature Of Operations	Mexican operations and administration
Ownership Interest	100.00%
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Nueva Vizcaya Mining, S.A. de C.V.
Jurisdiction	Mexico
Nature Of Operations	Mexican administration
Ownership Interest	100.00%
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Promotora Avino, S.A. de C.V. (“Promotora”)
Jurisdiction	Mexico
Nature Of Operations	Holding company
Ownership Interest	79.09%
La Luna Silver & Gold Mines Ltd. (Member)
Statement [Line Items]
Subsidiary	La Luna Silver & Gold Mines Ltd.
Jurisdiction	Canada
Nature Of Operations	Holding company
Ownership Interest	100.00%
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Subsidiary	La Preciosa Silver & Gold Mines Ltd.
Jurisdiction	Canada
Nature Of Operations	Holding company
Ownership Interest	100.00%
Proyectos Mineros La Preciosa S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Proyectos Mineros La Preciosa S.A. de C.V.
Jurisdiction	Mexico
Nature Of Operations	Mining and exploration
Ownership Interest	100.00%
Cervantes LLP (Member)
Statement [Line Items]
Subsidiary	Cervantes LLP
Jurisdiction	U.S.
Nature Of Operations	Holding company
Ownership Interest	100.00%
Compania Minera Mexicana de Avino, S.A. de C.V. Direct (Member)
Statement [Line Items]
Ownership Interest	98.45%
Compania Minera Mexicana de Avino, S.A. de C.V. Indirect (Member)
Statement [Line Items]
Ownership Interest	1.22%
Compania Minera Mexicana de Avino, S.A. de C.V. Effective (Member)
Statement [Line Items]
Ownership Interest	99.67%